LEASES	12 Months Ended
Dec. 31, 2017
Disclosure Of Leases [Abstract]
Disclosure of leases [text block]
NOTE 8. LEASES

Arauco acting as lessee

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Property, Plant and Equipment under finance leases	116,534	117,206
Plant and equipment	116,534	117,206

Reconciliation of Financial Lease Minimum Payments:

12-31-2017
Present Value
Periods	ThU.S.$
Less than one year	44,341
Between one and five years	68,035
More than five years	-
Total	112,376

12-31-2016
Present Value
Periods	ThU.S.$
Less than one year	40,400
Between one and five years	73,586
More than five years	-
Total	113,986

Lease obligations are presented in the consolidated statements of financial position in line items “Other current financial liabilities” and “Other non-current financial liabilities” depending on their respective maturities as stated above.

Araucoacting as lessor

Reconciliation of Financial Lease Minimum Payments:

	12-31-2017
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	12,001	69	11,932
Between one and five years	1,174	-	1,174
More than five years	-	-	-
Total	13,175	69	13,106

	12-31-2016
	Gross	Interest	Present Value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	512	-	512
Between one and five years	353	-	353
More than five years	-	-	-
Total	865	-	865

Finance lease receivables are presented in the consolidated statements of financial position in line items “Trade and other current receivable” and “Trade and other non-current receivable” depending on their maturities stated above.

Arauco accounts for its lease contracts as finance leases. These lease contracts are for a term of less than five-years at market interest rates and leased assets are forestry machinery and equipment. They also include an early termination option, under general and special conditions stipulated in each contract.

Arauco holds leases as lessee and lessor, described in the previous tables, for which there are no impairment contingent payments or restrictions to report.